Consolidated shareholders’ equity - Summary of Repurchases Program (Details) - EUR (€) € in Millions		12 Months Ended
	Feb. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares (in shares)	29,556,650
Value	€ 3,000
Hedges of net investments in foreign operations		€ (679)	€ (574)	€ (580)
2024
Disclosure of classes of share capital [line items]
Number of shares (in shares)		0
Value		€ 0
2023
Disclosure of classes of share capital [line items]
Number of shares (in shares)		3,215,460	2,584,540
Value		€ 302	€ 230
2022
Disclosure of classes of share capital [line items]
Number of shares (in shares)			4,000,204	1,510,000
Value			€ 363	€ 137
2021
Disclosure of classes of share capital [line items]
Number of shares (in shares)				3,976,992
Value				€ 360